Filed electronically with the Securities and Exchange Commission on March 16, 2011

           File No. 002-21789
           File No. 811-01236

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|__|

Pre-Effective Amendment No. __	|__|
Post-Effective Amendment No. 80	|X|
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	|__|

Amendment No. 80	|X|

DWS MARKET TRUST (formerly DWS BALANCED FUND)
(Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY  10154
(Address of Principal Executive Offices)   (Zip Code)

Registrant's Telephone Number, including Area Code: 617-295-1000

John Millette, Secretary
DWS Market Trust
One Beacon Street, Boston, MA 02108
(Name and Address of Agent for Service)

Copy to:
David A. Sturms, Esq.
Vedder Price P.C.
222 North LaSalle Street
Chicago, IL 60601

It is proposed that this filing will become effective (check appropriate box):

| X |	Immediately upon filing pursuant to paragraph (b)
|__|	On ____________pursuant to paragraph (b)
|__|	60 days after filing pursuant to paragraph (a)(1)
|__|	On ____________ pursuant to paragraph (a)(1)
|__|	75 days after filing pursuant to paragraph (a)(2)
|__|	On __________________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
|__|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Fund(s), (each) a series of the Registrant:

●	DWS Balanced Fund — Class A, Class B, Class C, Class S and Institutional Class

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 4th day of March 2011.

  DWS MARKET TRUST

By: /s/Michael G. Clark
Michael G. Clark*

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Michael G. Clark
Michael G. Clark*	President	March 4, 2011

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	March 4, 2011

/s/John W. Ballantine
John W. Ballantine*	Trustee	March 4, 2011

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	March 4, 2011

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	March 4, 2011

/s/Keith R. Fox
Keith R. Fox*	Trustee	March 4, 2011

/s/Paul K. Freeman
Paul K. Freeman*	Chairperson and Trustee	March 4, 2011

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Trustee	March 4, 2011

/s/Richard J. Herring
Richard J. Herring*	Trustee	March 4, 2011

/s/William McClayton
William McClayton*	Trustee	March 4, 2011

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	March 4, 2011

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	March 4, 2011

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	March 4, 2011

/s/Robert H. Wadsworth
Robert H. Wadsworth*	Trustee	March 4, 2011

*By:        /s/Caroline Pearson
Caroline Pearson **
Chief Legal Officer

**	Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post Effective Amendment No. 73 to the Registration Statement filed on December 31, 2008.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase